Tax (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,131	198	1,640	1,329	3,606
Current and deferred taxes (CHF)
Deferred income tax expense				(106)	483
Income tax expense	311	(16)	271	295	736
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense	311	(16)	271	295	736
Accumulated undistributed earnings from foreign subsidiaries	8,700			8,700
Effective tax rate
Effective tax rate (as a percent)	27.50%	(8.10%)	16.50%	22.20%	20.40%
Net deferred tax assets (CHF million)
Temporary differences	5,284	5,221		5,284
Net deferred tax assets change - Net operating losses	153
Net deferred tax assets change - Temporary differences	63